OTHER FINANCIAL ASSETS - Disclosure of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
FVTPL marketable securities	$ 6,657	$ 10,851
FVTOCI marketable securities	27,871	15,635
Total other financial assets	$ 34,528	$ 26,486